Capital Management - ING Capital Position (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Capital Management [Line Items]
Shareholders' equity	€ 51,889	[1]	€ 49,851	€ 49,144	€ 47,863
- Interim profit not included in CET1 capital	1,754
Additional Tier 1 securities CRR/CRD IV-compliant	5,312		2,833
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant	8,789		8,079
ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
- Interim profit not included in CET1 capital	43
Additional Tier 1 securities CRR/CRD IV-compliant	5,758		3,271
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant	8,789		8,079
fully-loaded [member]
Disclosure of Capital Management [Line Items]
Shareholders' equity	53,769		50,932
- Interim profit not included in CET1 capital	(1,754)		(1,712)
- Other adjustments	(4,464)		(3,776)
Regulatory adjustments	(6,217)		(5,489)
Available common equity Tier 1 capital	47,552		45,443
Additional Tier 1 securities CRR/CRD IV-compliant	6,916		5,339
Regulatory adjustments additional Tier 1	51		48
Available Tier 1 capital	54,519		50,831
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant	8,943		8,248
Regulatory adjustments Tier 2	(1,158)		(1,136)
Available Total capital	62,303		57,943
Risk weighted assets	€ 326,414		€ 314,149
Common equity Tier 1 ratio	14.57%		14.47%
Tier 1 ratio	16.70%		16.18%
Total capital ratio	19.09%		18.44%
fully-loaded [member] | ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
Shareholders' equity	€ 46,924		€ 44,173
- Interim profit not included in CET1 capital	(43)		(174)
- Other adjustments	(4,309)		(3,621)
Regulatory adjustments	(4,352)		(3,794)
Available common equity Tier 1 capital	42,572		40,379
Additional Tier 1 securities CRR/CRD IV-compliant	6,752		5,179
Regulatory adjustments additional Tier 1	74		62
Available Tier 1 capital	49,398		45,619
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant	8,942		8,248
Regulatory adjustments Tier 2	55		66
Available Total capital	58,394		53,933
Risk weighted assets	€ 326,193		€ 313,572
Common equity Tier 1 ratio	13.05%		12.88%
Tier 1 ratio	15.14%		14.55%
Total capital ratio	17.90%		17.20%

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.